Share capital (Tables)	6 Months Ended
Jun. 30, 2019
Share capital
Schedule of share capital

	Number
	of shares
	(million)	£m

Ordinary shares of 10p each
At 1 January 2019	71,164	7,116
Issued in the period[1]	725	73
Share buybacks	(1,125)	(113)
At period end	70,764	7,076
[1]	The ordinary shares issued in the period were in respect of employee share schemes.